Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Basis of Presentation and Consolidation

(a)Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

(b)Principles of Consolidation

Variable interest entity

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and consolidated VIEs. All intercompany transactions and balances have been eliminated.

The Company, through its wholly-owned foreign invested subsidiary, Beijing WFOE in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Shenzhen Xiaoying, Beijing Ying Zhong Tong, Shenzhen Tangren, and Shenzhen Beier (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between Beijing WFOE and the VIEs through the aforementioned agreements with the nominee shareholders of the VIEs. The following is a summary of the VIE agreements:

(1)	Shareholders’ Voting Rights Proxy Agreement:

Pursuant to the voting rights proxy agreements signed between the VIEs’ nominee shareholders and Beijing WFOE, each nominee shareholder irrevocably appointed Beijing WFOE as its attorney-in-fact to exercise on each shareholder’s behalf and all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The nominee shareholders cannot revoke the authorization and entrustment as long as the nominee shareholders remain a shareholder of the VIEs. For the arrangements among Beijing WFOE, each of the VIEs other than Shenzhen Beier, and their shareholders, the power of attorney will remain in force for ten years. Unless a thirty-day notice is given by Beijing WFOE, this agreement shall be automatically renewed for another one year upon its expiration.The arrangement among Beijing WFOE, Shenzhen Beier and its shareholder does not specify its effective term.

(2)	Spouse Consent Agreement

Under the spouse consent agreement, each signing spouse acknowledges that the shares of the VIEs held by the relevant shareholder of the VIEs are the personal assets of such shareholder and not jointly owned by the couple. Each signing spouse also unconditionally and irrevocably gives up his or her rights to such shares and any associated economic rights or interests to which he or she may be entitled pursuant to applicable laws and undertakes not to make any assertion of rights to such shares and the underlying assets. Each signing spouse agrees that he or she will not carry out in any circumstances any conduct that are contradictory to the contractual arrangements and this consent agreement.

(3)	Executive Call Option Agreement:

Pursuant to the exclusive call option agreement entered into between the VIEs’ nominee shareholders and Beijing WFOE, the nominee shareholders irrevocably granted Beijing WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIEs, to Beijing WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the minimum price required by PRC law. Without Beijing WFOE’s prior written consent, the VIEs and its nominee shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form, etc. For the agreements among Beijing WFOE, each of the VIEs other than Shenzhen Beier, and their shareholders, these arrangements will remain effective for ten years. Unless notified by Beijing WFOE, the parties to these agreements shall extend the term of these agreements for another ten years. The agreement among Beijing WFOE, Shenzhen Beier and its shareholder does not specify its effective term.

(4)	Exclusive Business Cooperation Agreement:

Pursuant to the exclusive business cooperation agreement entered into by Beijing WFOE and the VIEs, Beijing WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of Beijing WFOE. Without Beijing WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from Beijing WFOE. For the agreements between Beijing WFOE and each of the VIEs other than Shenzhen Beier, unless Beijing WFOE terminates these agreements in advance, these agreements will remain effective for ten years. Unless agreed by both parties in writing, this agreement shall be automatically renewed for another ten years upon its expiration. The agreement between Beijing WFOE and Shenzhen Beier will remain effective permanently, unless early terminated by Beijing WFOE in writing pursuant to this agreement or otherwise required by PRC laws.

(5)	Equity Pledge Agreement

Each nominee shareholder of the VIEs has also entered into an equity pledge agreement with Beijing WFOE, pursuant to which each shareholder pledged his/her interest in Beijing WFOE to guarantee the performance of obligations of Beijing WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and shareholders’ voting rights proxy agreement. If the VIEs or any of the nominee shareholder breaches its contractual obligations, Beijing WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the nominee shareholders shall, without the prior written consent of Beijing WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the shareholders’ voting rights proxy agreement, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.

The irrevocable power of attorney has conveyed all shareholder rights held by the VIEs’ shareholders to Beijing WFOE or any person designated by Beijing WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs’ businesses, and to approve significant transactions of the VIEs. In addition, the exclusive call option agreement provides Beijing WFOE with a substantive kick-out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders’ equity interest in the VIEs. In addition, through the exclusive business cooperation agreement, Beijing WFOE demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The equity pledge agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Based on these contractual arrangements, the Company consolidates the VIEs in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the Group’s and operating licenses;
●	levy fines on the Group;
●	confiscate any of the Group’s income that they deem to be obtained through illegal operations;
●	shut down the Group’s services;
●	discontinue or restrict the Group’s operations in China;
●	impose conditions or requirements with which the Group may not be able to comply;
●	require the Group to change corporate structure and contractual arrangements;
●	restrict or prohibit the use of the proceeds from overseas offerings to finance the Group’s PRC consolidated VIEs’ business and operations; and
●	take other regulatory or enforcement actions that could be harmful to the Group’s business.

Consolidated Trusts

As part of the Group’s efforts to develop new product offerings for investors and institutional funding partners, the Group established a business relationship with certain trusts which were administered by third-party trust companies. The trusts were set up to invest solely in the loans facilitated by the Group on its platform to provide returns to the beneficiaries of the trusts through interest payments made by the borrowers. Both direct model and intermediary model are adopted for these trusts. Under direct model, loans are originated from trusts to borrowers while under intermediary model, the Group typically provides credit to the borrowers through an intermediary first and then transfers the loans to the trusts, which issue beneficial interests to the investors and institutional funding partners. The Group determines to consolidate these trusts as the Group is the primary beneficiary, due to the following reasons: 1) the Group has the power to direct the operating activities of the trusts; 2) the Group absorbs or enjoys the potential residual losses or returns of these trusts. Under intermediary model, the transfer of loans to the Consolidated Trusts are not eligible for sale accounting because the trust is consolidated and the loan transfer is considered an intercompany transaction. The Group further elected to apply fair value option to the loans (at the date of origination) and liabilities to investors and institutional funding partners to emphasize the relevancy of the accounting information of its consolidated financial statements. That is, the loans are continued to be recorded on the Group’s consolidated balance sheets as loans held for investment under “Loans at fair value” and the proceeds received from the investors and institutional funding partners are recorded as trust liabilities under “Payable to investors at fair value”.

During 2020 and 2021, certain of the subsidiaries of the Group funded RMB64,375,517 and RMB74,051,199 to loan products facilitated on the Group’s platform through third-party trust companies. The trusts are consolidated by the Group and the underlying loans are recorded on the Group’s consolidated balance sheets as loans held for investment under “Loans at fair value”.

Consolidated Partnerships

In 2021, the Group further developed a new business model with certain trust partners. The Group and certain trusts jointly established several limited partnership enterprises, or LPs, to invest solely in the loans facilitated by the Group on its platform to provide returns to partners of the LPs through interest payments made by the borrowers. Intermediary model is adopted for the Consolidated Partnerships, the Group typically provides credit to the borrowers through an intermediary first and then transfers the loans to the LPs. The Group determines to consolidate these LPs as the Group is the primary beneficiary, due to the following reasons: 1) the Group has the power to direct the operating activities of the LPs; 2) the Group absorbs or enjoys the potential residual losses or returns of these LPs. The transfer of loans to the Consolidated Partnerships are not eligible for sale accounting because the LP is consolidated and the loan transfer is considered an intercompany transaction. The Group further apply amortized cost to the loans and liabilities to trust partners in its consolidated financial statements. That is, the loans are recorded on the Group’s consolidated balance sheets under “Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans” and the proceeds received from the trust partners are recorded as LP liabilities under “Payable to institutional funding partners”.

During 2021,one of the subsidiaries of the Group funded RMB141,326,511 to loan products facilitated on the Group’s platform through the limited partnership enterprises. The LPs are consolidated by the Group and the underlying loans are recorded on the Group’s consolidated balance sheets under “Loans at receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans”.

The following financial statement amounts and balances of the Consolidated Trusts and Partnerships are included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Restricted cash	476,854,616	212,812,257	33,394,887
Accounts receivable and contract assets, net	—	8,335,518	1,308,025
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving loans, net	—	1,622,699,799	254,637,008
Loans at fair value	1,585,731,888	389,679,352	61,149,194
Prepaid expenses and other current assets	11,359,212	7,889,836	1,238,087
Total assets	2,073,945,716	2,241,416,762	351,727,201
Liabilities:
Payable to investors at fair value	1,914,183,650	462,714,400	72,609,987
Payable to institutional funding partners	—	1,466,068,260	230,058,102
Other tax payable	3,357,513	5,631,031	883,632
Accrued expenses and other current liabilities	74,596,014	3,259,339	511,460
Total liabilities	1,992,137,177	1,937,673,030	304,063,181

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenue	340,613,941	331,300,043	285,859,862	44,857,650
Net income (loss)	227,051,351	(19,795,471)	105,610,429	16,572,581

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	123,521,027	(20,179,042)	155,272,678	24,365,672
Net cash provided by (used in) investing activities	(2,684,753,233)	1,139,220,723	(433,914,047)	(68,090,582)
Net cash provided by (used in) financing activities	3,006,349,475	(1,092,165,825)	14,599,010	2,290,904

The following financial statement amounts and balances of the VIEs and Consolidated Trusts and Partnerships were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	170,390,218	212,766,581	33,387,719
Restricted cash	484,877,600	220,812,257	34,650,262
Accounts receivable and contract assets, net	—	67,917,846	10,657,792
Financial investments	6,000,000	—	—
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans, net	—	2,458,221,481	385,748,593
Loan receivable from Xiaoying Housing Loans, net	47,490,437	12,083,317	1,896,136
Loans at fair value	1,585,731,888	389,679,352	61,149,194
Deposits to institutional cooperators, net	565,372	2,702,000	424,003
Prepaid expenses and other current assets, net	66,235,998	104,088,188	16,333,708
Financial guarantee derivative	297,928,066	11,816,799	1,854,314
Deferred tax assets, net	287,606,896	128,554,651	20,173,030
Long-term investments	292,115,200	556,571,016	87,338,138
Property and equipment, net	6,220,398	2,673,157	419,477
Intangible assets, net	30,431,482	29,554,089	4,637,681
Other non-current assets	6,914,006	4,850,671	761,176
Total assets	3,282,507,561	4,202,291,405	659,431,223
Liabilities:
Payable to investors at fair value	1,914,183,650	462,714,400	72,609,987
Payable to institutional funding partners	—	1,466,068,260	230,058,102
Financial guarantee derivative	130,442,090	565,953,269	88,810,418
Short-term bank borrowings	18,700,000	—	—
Accrued payroll and welfare	10,017,308	8,959,248	1,405,902
Other tax payable	37,103,700	100,333,129	15,744,457
Income tax payable	48,349,593	8,189,833	1,285,164
Accrued expenses and other current liabilities	230,564,165	85,485,440	13,414,531
Other non-current liabilities	1,739,541	—	—
Total liabilities	2,391,100,047	2,697,703,579	423,328,561

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenue	2,650,594,409	754,755,127	1,388,255,858	217,847,638
Net income (loss)	(14,609,225)	(180,518,614)	695,892,749	109,200,756

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	442,501,953	(190,951,068)	485,090,529	76,121,289
Net cash provided by (used in) investing activities	(2,706,673,269)	1,133,193,197	(702,678,519)	(110,265,593)
Net cash provided by (used in) financing activities	2,808,349,475	(1,073,465,825)	(4,100,990)	(643,535)

The VIEs and Consolidated Trusts and Partnerships contributed 86%, 34% and 38% of the Group’s consolidated revenue for the years ended December 31, 2019, 2020 and 2021 respectively. As of December 31, 2020 and 2021, the VIEs and Consolidated Trusts and Partnerships accounted for an aggregate of 44% and 57% of the consolidated total assets, and 54% and 80% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs and Consolidated Trusts and Partnerships. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 17 for disclosure of restricted net assets.

Use of Estimates

(c)Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include share-based compensation, allowance for credit losses of accounts receivables and contract assets, deposits to institutional cooperators, prepaid expenses and other current assets, loans receivables from Xiaoying Housing Loans and loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans, allocation of considerations under revenue arrangements with various performance obligations, variable considerations of revenue recognition, valuation allowance for deferred tax assets, unrecognized tax benefits, the indefinite reinvestment assertion, fair value of guarantee liabilities and financial guarantee derivatives, loans at fair value and payable to investors at fair value, impairment of long-term investments and financial investments.

Revenue recognition

(d)Revenue recognition

The Group provides services as an online marketplace connecting borrowers and investors or institutional funding partners primarily through the use of two business models. The major products offered by the Group include Xiaoying Credit Loan and Xiaoying Revolving Loan. Xiaoying Credit Loan mainly consists of Xiaoying Card Loan and Xiaoying Preferred Loan products. The major product under the category Xiaoying Revolving Loan is Yaoqianhua which was previously named as Xiaoying Wallet. The Group ceased facilitation of Xiaoying Preferred Loan in 2019, and ceased facilitation of Xiaoying Revolving Loan in 2020.Revenue is the transaction price the Group expects to be entitled to in exchange for the promised services in a contract in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”). The services to be accounted for include loan facilitation service, post-origination service (e.g. cash processing and collection services) and guarantee service.

The first business model (“Direct Model”) involves the Group matching borrowers with investors or institutional funding partners who directly funds the credit drawdowns to the borrowers. The Group has determined that it is not the legal lender or borrower in the loan origination and repayment process, but acting as an intermediary to bring the lender and the borrower together. Therefore, the Group does not record the loans receivable or payable arising from the loans facilitated between the investors or institutional funding partners and borrowers on its platform.

The second business model (“Intermediary Model”) involves the Group initially providing credit to borrowers using its own funds through an intermediary and subsequently selling the loans including all of the creditor rights in the loans to external investors or institutional funding partners on its platform within a short period of time.

Loans facilitated by the Group typically have a term of less than 1 year. For each loan facilitated either through the Direct Model or Intermediary Model, the Group charges a service fee from the borrower indirectly through one of the Group’s VIEs, Shenzhen Tangren or external financing guarantee company or from institutional funding partner directly. No application fee is charged to borrowers or investors or institutional funding partners. For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. At contract inception, the Group determines that the collection of service fees is probable based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination.

In order to be more competitive by providing a certain level of assurance to the investors or institutional funding partners, for certain loans facilitated by the Group’s platform, either borrowers or institutional funding partners are required to directly sign a credit insurance agreement with ZhongAn Online P&C Insurance Co., Ltd (“ZhongAn”) to protect investors or institutional funding partners against the risk of borrower default.

In 2016 and January to September 2017, substantially all of the loans facilitated by the Group’s platform are insured by ZhongAn. The Group did not have direct contractual obligation to the investors for defaulted principal and interest during that period. The Group entered into a strategic cooperation agreement with ZhongAn pursuant to which ZhongAn provided insurance to the investors for the loans facilitated by the Group and reimbursed the loan principal and interest to the investor upon borrower’s default. During the aforementioned period, in order to maintain stable business relationship with ZhongAn, although not contractually obligated by the agreement with ZhongAn, the Group at its sole discretion paid ZhongAn for substantially all the defaulted loan principal and interest but have not been subsequently collected. The Group also provides direct guarantee to investors on certain loan products via its consolidated entities. The Group is compensated for this reimbursement from the contractual service fees collected from the borrowers. Given that the Group is at its sole discretion responsible for the uncollected claims paid, the Group effectively took on substantially all of the losses incurred by the investors due to borrowers’ default, the Group deemed the guarantee as a guarantee service to the investors and recognizes a stand ready obligation for its guarantee exposure in accordance with ASC Topic 460, Guarantees.

From September 2017, the Group revised the arrangement with ZhongAn on substantially all of the Xiaoying Credit Loans Starting from 2020, the Group enters into a series of arrangements with various external financing guarantee companies, which is similar to the revised arrangement with ZhongAn.

For certain Xiaoying Card Loans newly facilitated since September 2017 and certain Xiaoying Revolving Loans that are repaid in installments by borrowers, borrowers are required to enter into a guarantee agreement with the Group and an insurance/guarantee agreement with ZhongAn/financing guarantee companies, to pay the guarantee fee and insurance fee to the respective party at a pre-agreed rate. For certain loans that were newly facilitated in 2020, borrowers are required to enter into a guarantee agreement with the Group to pay the guarantee fee at a pre-agreed rate while at the same time, it is the institutional investors who enter into an insurance agreement with ZhongAn and the Group voluntarily pay the insurance fee to ZhongAn. The obligation/ credit risk/ exposure of the Group and Zhongan to compensate the defaulted loans has no change.

Upon borrower’s default, ZhongAn/financing guarantee companies reimburse the full loan principal and interest to the investors or institutional funding partner first, and has the right to recourse to both the borrower and the Group, and the Group’s contractual obligation is at any time it limited to a cap (the “Cap”) which is the lower of (1) total amount of guarantee fees contractually required to be collected from the borrowers for such loans facilitated during the current period on an aggregated basis, and (2) a certain percentage of the total principal of the loans facilitated stated in an annualized manner, as pre-agreed with ZhongAn/financing guarantee companies (the “Rate”). The contractual guarantee fees in (1) is not influenced by default or early repayment of borrowers. The Group has no obligation or intention to compensate ZhongAn/financing guarantee companies for any losses in excess of the contractual obligation. The Rate will be negotiated prospectively at each quarter between the two parties based on the expected default rate. The actual loss in excess of the Cap is absorbed by ZhongAn/financing guarantee companies. ZhongAn/financing guarantee companies ultimately bear substantially all of the credit risk. The Group’s exposure in this arrangement is limited to the default and prepayment risk in relation to the guarantee fee when the Group cannot collect the guarantee fee under the agreement with the borrower on an individual basis but is still obligated to compensate ZhongAn/financing guarantee companies up to the Cap on a pool basis. The Group evaluated the guarantee arrangement pursuant to ASC Topic 815, and concluded that the arrangement meets the definition of a derivative and that it is not eligible for the guarantee scope exception. Therefore, the guarantee is recognized as a derivative liability/asset at fair value and is not accounted for pursuant to ASC Topic 460 or 450. See accounting policy for financial guarantee derivative.

For other Xiaoying Preferred Loan products newly facilitated from September 2017, the borrowers are required to enter into an insurance agreement with ZhongAn only at a rate set by ZhongAn. No separate guarantee agreement is signed by the borrower with the Group and no additional guarantee fee is charged from the borrower. Upon borrower’s default, ZhongAn reimburses the full loan principal and interest to the investor or institutional funding partner. The Group collects the defaulted amount from borrowers on behalf of ZhongAn but has no obligation and it is no longer the Group’s intention to compensate ZhongAn for the defaulted loan principal and interest not subsequently collected in the future. ZhongAn is fully liable for all the borrower’s credit risk associated with the defaulted principal and interest of the loan. Therefore, for these loans, the Group provides loan facilitation and post-origination services but no longer provides guarantee service. The Group does not record guarantee liabilities associated with these loans or corresponding account receivables from guarantee services. Under the Direct Model, the total transaction price is directly allocated to the facilitation service and post-origination service. Under the Intermediary—non-trust model, upon transfer of the loan to third party investors, the Group recognize the difference between (1) the proceeds received from the investors and accounts receivable and (2) the carrying value of the loan as a gain of sale, which effectively represents the service fees earned from facilitation of the loans under Intermediary Model, as the “Loan facilitation service—Intermediary Model” in the consolidated statements of comprehensive income (loss). The Group ceased facilitation of Xiaoying Preferred Loan in October 2019.

Direct Model

The Group has early adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2017 and has elected to apply it retrospectively for the year ended December 31, 2016.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract (s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

The Group determines its customers to be both the borrowers and the investors or institutional funding partners. The Group considers the loan facilitation service, guarantee service and post-origination service as three separate services of which the guarantee service is accounted for in accordance with ASC Topic 460, Guarantees. While the post-origination service is within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model is applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service are two separate performance obligations under ASC 606, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

The Group determines the total transaction price to be the service fees chargeable from the borrowers indirectly through one of the VIEs, Shenzhen Tangren or external financing guarantee companies or from certain institutional funding partners directly, including the guarantee fees charged by the Group under the separate guarantee agreement with the borrowers for certain type of Xiaoying Card Loans that are newly facilitated since September 2017. The Group’s transaction price includes variable consideration in the form of default risk of the borrowers for the service fees collected from certain institutional funding partners or through external financing guarantee companies and prepayment risk of the borrowers. The Group reflects, in the transaction price, the default risk and the prepayment risk. The Group estimates variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the default and prepayment percentage of the borrowers. The transaction price is allocated amongst the guarantee service, if any, and two performance obligations.

The Group first allocates the transaction price to the guarantee liabilities or financial guarantee, if any, that is recognized in accordance with either (1) ASC Topic 460, Guarantees which requires the guarantee to be measured initially at fair value based on the stand-ready obligation or (2) ASC Topic 815, which requires the guarantee to be measured initially and subsequently at fair value. Then the remaining considerations are allocated to the loan facilitation services and post-origination services using their relative standalone selling prices consistent with the guidance in ASC 606. For certain loans facilitated since September 2017, the total transaction price is allocated to facilitation service and post-origination service only. The Group does not have observable standalone selling price information for the loan facilitation services or post-origination services because it does not provide loan facilitation services or post-origination services on a standalone basis. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves significant judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post origination services as the basis of revenue allocation. In estimating its standalone selling price for the loan facilitation services and post-origination services, the Group considers the cost incurred to deliver such services, profit margin for similar arrangements, customer demand, effect of competitors on the Group’s services, and other market factors.

For each type of service, the Group recognizes revenue when (or as) the entity satisfies the service/performance obligation by transferring a promised good or service (that is, an asset) to a customer. Revenues from loan facilitation are recognized at the time a loan is originated between the borrower and the investor or institutional funding partner and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed. Revenues from post-origination services are recognized on a straight-line basis over the term of the underlying loans as the services are provided. Revenues from guarantee services are recognized at the expiry of the guarantee term when there had been no defaults. Except for certain loan products offered since September 2017, the collection of service fees is not conditional on the provision of subsequent post-origination or guarantee services.

Intermediary Model

Starting from 2018, the Group cooperate with several microcredit companies who use their own funds to provide credit to borrowers first; the Group provide facilitation and post-origination services for these loans and receive service fee from borrowers. These microcredit companies transfer their rights as creditors shortly to SPVs controlled by the Group at the price of the carrying amount of the outstanding loan principal balance and accumulated accrued interest not paid by the borrowers as of the day on which the creditor’s rights are legally transferred to SPVs. The SPVs usually further transfer their creditor’s rights to third party investors or institutional funding partners in a short period at the price of the carrying amount of the outstanding loan principal balance and the accumulated accrued interest not paid by the borrowers as of the day on which the creditor’s rights are legally transferred to investors or institutional funding partners. The Group accounts the relevant interest and service fees received from the borrowers as the financing income and the fee charged by the microcredit companies which is proportionate to the loans facilitated as the origination and servicing cost in its consolidated financial statements.

Under the Intermediary business model, the Group provides the funds that are loaned to borrowers and agrees to take predominantly all the risk arising from potential breaches of agreement by the borrowers receiving financing.

The Group provides financing to borrowers on their platform and the loans are initially recorded on the consolidated balance sheet as loans held for sale or loans receivable from Xiaoying credit loans and Xiaoying revolving loans. These loans carry the same insurance/ guarantee agreement with external financial institutional co-operators as loans facilitated under the Direct Model, which is attached to the loan and transfers along with the loan. The Group also charges service fees in the same manner as loans facilitated under the Direct Model.

Intermediary Model—Non-Trust Model

The transfer of loans (including the creditor rights) to external investors or institutional funding partners not involving trust structure is accounted for as a true sale under ASC 860 (see accounting policy under “Sales and Transfers of Financial Instruments”). Upon sale, the Group records a guarantee liability in accordance with ASC 460 in relation to the on-going guarantee services to be provided to the investors or institutional funding partners, consistent with the loans facilitated under the Direct Model. The Group continues to provide post-origination services to the loans subsequent to their sale in the same manner as the Group services the loans facilitated under the Direct Model. No additional service fee is charged. Similar to the loans facilitated under the Direct Model, the Group charges and collects service fees from the borrowers or institutional funding partners in relation to the transferred loans on a monthly basis. The difference between (1) the proceeds received from the investors or institutional funding partners and accounts receivable and contract assets (see accounting policy on “Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets”) and (2) the sum of the carrying value of the loans and the fair value of the guarantee liability is recognized as a gain of sale, which effectively represents the service fees earned from facilitation of the loans under Intermediary Model, as the “Loan facilitation service—Intermediary Model” in the consolidated statements of comprehensive income (loss). For certain loans facilitated since September 2017, given the Group no longer provides guarantee services and the Group does not record any guarantee liabilities associated with those loans or related account receivable from guarantee services, the gain of sale is the difference between (1) the proceeds received from the investors or institutional funding partners and accounts receivable and contract assets and (2) the carrying value of the loan. The subsequent accounting for post-origination service and guarantee services is consistent with that for loans facilitated under the Direct Model.

Intermediary Model—Trust Model

The transfer of loans to institutional funding partners under the Intermediary Model often involves transferring the loans to a trust formed and operated by unrelated third party trust companies. The Group consolidates such trusts under the VIE model (see accounting policy on “Consolidated Trusts”). The Group also elects to apply fair value option to these loans at the date of origination. Loans transferred to Consolidated Trusts do not qualify for sales accounting as the transfer is to a consolidated subsidiary. The loans are recorded as “Loans at fair value” in the consolidated balance sheets. The Group recognizes as revenue under “financing income” the service fees and interests charged to the borrowers over the lifetime of the loans using effective interest method.

Intermediary Model—Partnership Model

The transfer of loans to institutional funding partners under the Intermediary Model involves transferring the loans to a limited partnership enterprise, or LP, formed and operated by unrelated third-party trust companies and the Group. The Group consolidates such partnerships under the VIE model (see accounting policy on “Consolidated Partnerships”). The Group also elects to measure these loans at amortized cost at the time of origination. Loans transferred to Consolidated Partnerships do not qualify for sales accounting as the transfer is to a consolidated subsidiary. The loans are recorded as “Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans” in the consolidated balance sheets. The Group recognizes as revenue under “financing income” the service fees and interests charged to the borrowers over the lifetime of the loans using effective interest method.

The online Intermediary Model ceased in April 2017 and the offline Intermediary Model with funding from banking financial institution partners ceased in February 2018 to comply with the promulgated regulatory requirements. The Group continues the operations through the offline Intermediary Model with funding from other partners to the extent permitted under applicable laws and regulations.

Disaggregation of revenues

All of the Group’s revenue for the years ended December 31, 2019, 2020 and 2021 were generated from the PRC. As the remaining duration of the Group’s performance obligations of the contracts is one year or less, the Group elects to apply the exemption of disclosing the aggregate amount of transaction price allocated to the performance obligations at the end of 31 December, 2019, 2020 and 2021, The following table illustrates the disaggregation of revenue by product the Group offered in 2019, 2020 and 2021:

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,834,813,952	223,668,549	314,767,947	396,039,771	71,024,093	2,840,314,312
Xiaoying Revolving Loan	63,667,334	13,174,930	8,163,362	12,361,021	9,069,408	106,436,055
Xiaoying Housing Loan	578,598	88,225	132,382	—	264,644	1,063,849
Internet Channel(1)	86,733,843	1,703,032	7,568,757	—	1,890,227	97,895,859
Other loan products	209,616	232,318	62,764	—	10,403	515,101
Other service(2)	—	—	—	—	41,824,819	41,824,819
Total	1,986,003,343	238,867,054	330,695,212	408,400,792	124,083,594	3,088,049,995

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2020	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,190,088,566	19,755,482	176,229,908	538,869,175	39,537,661	1,964,480,792
Xiaoying Revolving Loan	76,444,207	21,571,881	26,000,468	73,991,011	597,911	198,605,478
Xiaoying Housing Loan	—	—	—	—	172,960	172,960
Internet Channel(1)	—	45,449	1,611,453	3,291	11	1,660,204
Other loan products	—	—	—	—	226,720	226,720
Other service(2)	—	—	—	—	27,811,304	27,811,304
Total	1,266,532,773	41,372,812	203,841,829	612,863,477	68,346,567	2,192,957,458

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2021	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,545,431,636	161,313	312,373,187	644,009,587	31,877,690	3,533,853,413
Xiaoying Revolving Loan	—	—	3,216,931	27,891,908	537,311	31,646,150
Other loan products	—	—	—	—	130,768	130,768
Other service(2)	—	—	—	—	60,834,774	60,834,774
Total	2,545,431,636	161,313	315,590,118	671,901,495	93,380,543	3,626,465,105

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2021	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	399,433,769	25,314	49,018,169	101,059,157	5,002,305	554,538,714
Xiaoying Revolving Loan	—	—	504,807	4,376,849	84,316	4,965,972
Other loan products	—	—	—	—	20,520	20,520
Other services(2)	—	—	—	—	9,546,304	9,546,304
Total	399,433,769	25,314	49,522,976	105,436,006	14,653,445	569,071,510
(1)Represents loans facilitated to borrowers referred by other platforms. The Group ceased to facilitate loans for other platforms in 2020.
(2)Primarily consists of penalty fees for loan prepayment and late payment, commission fees from Xiaoying Online Mall, referral service fees for introducing borrowers to other platforms and technology service fees received for providing assistant technology development services.

Contract balances

The Group did not enter into contracts with customers that were greater than one year for substantially all products for the years ended December 31, 2019, 2020 and 2021. The Group historically did not record any contract liabilities for both 2020 and 2021 and did not record any contract asset prior to September 2017. For the loans the Group is entitled to the full service fee regardless of whether the borrowers choose to early repay or not, the Group has the unconditional right to the consideration and an accounts receivable is recorded. For the loans facilitated with borrowers who have the option of early repayment and upon termination they do not have the obligation to pay the remaining monthly service fees, the Group’s right to consideration for the service fees of facilitation service is conditional on whether or not the borrowers repay in advance. In these instances, the Group records a corresponding contract asset when recognizing revenue from loan facilitation service. The contract asset will not be reclassified to a receivable given that the right to invoice and the payment due date is the same date. Revenue for these loan products are recognized when the collection of consideration becomes probable.

Remaining unsatisfied performance obligations as of December 31, 2019, 2020 and 2021 pertained to post-origination service in the amount of RMB106,147,877 , RMB61,415,170 , and RMB113,840,873 (US$17,864,117) respectively. All remaining unsatisfied performance obligations would be recognized as revenue in the subsequent year. The revenues recognized in 2019, 2020 and 2021 from performance obligations satisfied (or partially satisfied) in prior periods are RMB2,240,572, nil and nil, respectively.

Incentives to investors

To expand its market presence, the Group provides incentives to investors in a variety of forms that either reduces the amount of investment required to purchase financial products or entitles them to receive higher interest rates in the products they purchase. During the relevant incentive program period, the Group sets certain thresholds for the investor to qualify to enjoy the incentive. Such incentives are accounted for as a reduction of revenue in accordance with ASC 606.

Financing income

Financing income consists primarily the financing fees the Group charges for the loans facilitated through the Consolidated Trusts and Consolidated Partnerships, including interest income and service fees generated from providing loan facilitation, guarantee and post-origination services to the investors and institutional funding partners of the Consolidated Trusts and Consolidated Partnerships, and are recorded as revenue over the life of the underlying financing using the effective interest method.

Financing income also includes financing fees, including interest income and service fee, from loans held for sale and loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans that have not yet been transferred to external investors or institutional funding partners or have been transferred but such transaction does not qualify for sale accounting under the Intermediary Model.

For the years ended December 31, 2021, financing income also includes interest income generated from providing loans by the Group’s own fund from microcredit business, and are recorded as revenue over the life of the underlying financing using the effective interest method.

Other revenue

Other revenue primarily includes penalty fees for loan prepayment and late payment, referral service fees for introducing borrowers to other platforms, technology service fees received for providing assistant technology development services and commission fees from Xiaoying Online Mall. The penalty fees, which are fees paid to the Group, will be received as a certain percentage of past due amounts in the case of late payments or a certain percentage of interest over the prepaid principal loan amount in the case of prepayment. Penalty fees are contingency-based variable considerations and constrained by the occurrence of delinquency or prepayment. They are recognized when the uncertainty associated with the variability is resolved, that is, when the underlying event occurs. The referral service fees for introducing borrowers to other platforms are recognized when the obligation is fulfilled and is confirmed by the other platforms. The technology service fees are recognized when the assistant technology development services to third parties provided.

Xiaoying Online Mall launched in March 2019 is a product that provides loan installments to the Group’s individual customers enabling them to purchase goods online. The loan installment revenue is recognized as loan facilitation revenue and post origination revenue. The gross amount of product sales and related costs or the net amount earned is recorded as commissions. The Group was evaluated as an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenue is recorded net of value-added taxes.

Sales and transfers of financial instruments

(e)Sales and transfers of financial instruments

Sales and transfers of financial instruments are accounted under authoritative guidance for the transfers and servicing of financial assets and extinguishment of liabilities. Specifically, a transfer of a financial asset, a group of financial assets, or a participating interest in a financial asset is accounted for as a sale only if all the following conditions are met:

1.The financial assets are isolated from the transferor and its consolidated affiliates as well as its creditors;
2.The transferee or beneficial interest holders have the right to pledge or exchange the transferred financial assets; and
3.The transferor, its consolidated affiliates included in the financial statements being presented, or its agents do not maintain effective control of the transferred asset. A transferor’s effective control over the transferred financial assets includes, but is not limited to, any of the following:
a.An agreement that both entitles and obligates the transferor to repurchase or redeem the transferred financial assets before their maturity.
b.An agreement, other than through a cleanup call that provides the transferor with both of the following: (i) The unilateral ability to cause the holder to return specific financial assets. (ii) A more-than-trivial benefit attributable to that ability; and
c.An agreement that permits the transferee to require the transferor to repurchase the transferred financial assets at a price that is so favorable to the transferee that it is probable that the transferee will require the transferor to repurchase them.

Under the Intermediary Model, the Group, through its Intermediary, facilitates credits to borrowers and subsequently transfers the loans (including the creditor rights) to third party investors or institutional funding partners at face value within a short period of time.

When the loan (including the creditor rights) is transferred, the transferee becomes the direct counterparty to the borrower and the legal record holder of the loan upon transfer. The transfer is accounted for as a sale, when (1) the transferred loans are considered legally isolated from the assets of the Group and its creditors even in the bankruptcies under the PRC laws and regulations, (2) the investors or institutional funding partners (transferees) can freely pledge or exchange the transferred loans, and (3) the Group does not maintain effective control over the transferred loans. The cash flows related to the origination and transfer of these loans are presented as “Origination of loans held for sale”and “Sale of loans held for sale”, respectively, within operating cash flows in the consolidated statement of cash flows. When a transfer does not qualify for sale accounting, e.g. when the Group sells loans with recourse to the Group, the transferred financial asset remains in the statement of financial position and a financial liability is recognized for any consideration received.

For Xiaoying Housing Loans facilitated through the Intermediary Model, borrowers are required to pledge properties to one of the Group’s consolidated VIE entities (other than the Intermediary or the SPV conducting the facilitation and transfer of the loan) as collateral for the guarantee that the Group is providing to ZhongAn against borrower’s default. It is a separate arrangement with different counterparties from the loan provided by the Group. While the loan (including creditor’s rights) is transferred to third party investors or institutional funding partners, the lien remains under the Group’s name and in security for the Group agreeing to provide the guarantee to ZhongAn. The holding of the lien does not affect the creditor’s right in the loan being fully transferred. Provided all aforementioned conditions under sales accounting are met, the transfer of such loans with collateral are accounted for as a sale. The Group ceased facilitation of Xiaoying Housing Loan in 2019.

Foreign currency translation

(f)Foreign currency translation

The functional currency of X Financial is in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria stated in ASC 830, Foreign Currency Matters. The Group also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income (loss).

The Company with functional currency of US$ translates its operating results and financial positions into RMB, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income (loss).

Guarantee liabilities

(g)Guarantee liabilities

The Group has guarantee service which is directly and indirectly provided to the investors or institutional funding partners. The Group also provides direct guarantee to investors or institutional funding partners on certain loan products via its consolidated entities. If a borrower defaults, the Group makes its best efforts to collect the default loan. The Group directly or indirectly makes payment to the defaulted principal and interest to each investor or institutional funding partner. Prior to September 2017, ZhongAn initially reimbursed the loan principal and interest to the investor or institutional funding partner upon the borrower’s default. In order to maintain stable business relationship with ZhongAn, although not contractually obligated, the Group at its sole discretion compensated ZhongAn for substantially all loan principal and interest default but not subsequently collected. At the inception of each loan, the Group recognizes the guarantee liability at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Group is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor or institutional funding partner is compensated in the event of a default. This component is a stand-ready obligation which is not subject to the probable threshold used to record a contingent obligation. When the Group is released from the stand-ready liability upon expiration of the underlying loan, the Group records a corresponding amount as “Other revenue” in the consolidated statement of comprehensive income. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450. The ASC Topic 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. The ASC 450 contingent component is recognized as part of operating expenses in the consolidated statement of comprehensive income. At all times the recognized liability (including the stand-ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.

The Group measures its guarantee liabilities at inception at fair value based on the Group’s expected payouts and also incorporating a markup margin. As the Group’s guarantee liabilities are not traded in an active market with readily observable prices, the Group applies a discounted cash flow methodology to measure the fair value of guarantee liabilities. The impact of credit losses is also considered by applying discounted cash flow method for the subsequent measurement of guarantee liabilities, based on the consideration of reasonable and supportable forecasts of future economic conditions. The significant unobservable inputs used include expected future payout and discount rate. The expected future payouts were estimated based on expected default rates and collection rates for each product type, taking into consideration of historical loss experiences for both contingent and noncontingent elements. The expected future payouts take into account missed payments initially compensated by ZhongAn within two business days from borrowers’ payment due date. The expected collection rate of defaulted loans incorporates the proceeds from liquidation of underlying collateral that would be expected to cover the payouts under the guarantee and was based on the average historical collection rate of the Group’s products. These inputs in isolation can cause significant increases or decreases in fair value. Increase in the expected default rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected default rates can significantly decrease the fair value of guarantee liabilities. The discount rate applied discounted cash flow methodology to present value the projected cash flows which is based on market rates. The Group also estimated the markup margin by looking at several comparable business models. The approximate term of the guarantee service correlates directly with the term of the loan product.

Refer to Note 12 for additional information about guarantee liabilities for the years ended December 31, 2019, 2020 and 2021.

From September 2017, the Group revised the arrangement with Zhongan on Xiaoying Credit Loan products, which is the major product offered by Group. The Group no longer records any guarantee liabilities in accordance with ASC Topic 460 for substantially all Xiaoying Preferred Loans. For most Xiaoying Card Loans, the Group records financial guarantee derivatives in accordance with ASC 815. See accounting policy of revenue recognition and financial guarantee derivatives.

Financial guarantee derivatives

(h)Financial guarantee derivatives

Starting from September 2017, for newly facilitated Xiaoying Credit Loans and Xiaoying Revolving Loans, the Group entered into a series of arrangements with various financial institutional cooperators in which it has agreed that the Group’s exposure is limited to the contractual guarantee fee that the Group cannot collect under the agreement from the borrower as a result of default or prepayment but are still obligated to compensate those financial institutional cooperators based on the contractual guarantee fee up to the pre-agreed cap. See accounting policy in Revenue Recognition. The financial guarantee is accounted for as a derivative under ASC 815 because the financial guarantee scope exemption in ASC 815-10-15-58 is not met. The derivative is remeasured at each reporting period. The change in fair value of the derivative is recorded as a change in fair value of financial guarantee derivatives in the consolidated statements of comprehensive income(loss). The derivative is increased by the guarantee fees collected from the borrowers upon receipt as the Group expects all the fees to be ultimately paid to those financial institutional cooperators. When the Group settles the guarantee through performance of the guarantee by making payments to those financial institutional cooperators, the Company records a corresponding deduction to the derivative.

The Group uses the discounted cash flow model to value these financing guarantee derivatives at inception and subsequent valuation dates. This discounted cash flow model incorporates assumptions such as the expected delinquency rates, prepayment rate and discount rate. The expected delinquency rate and prepayment rate is estimated by taking into consideration of historical loss experiences. The discount rate is determined based on the market rates. The Group considers that the impact of discount rate to the fair value of financial guarantee derivatives is immaterial.

Fair value

(i)Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value is therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Cash and Cash Equivalents

(j)Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid. As of December 31, 2021, cash equivalents were comprised of current deposits and money market funds stated at cost plus accrued interest. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted Cash

(k)Restricted Cash

Restricted cash consists primarily of cash held by the Consolidated Trusts and Partnerships through segregated bank accounts which can only be used by the Trusts and Partnerships to specified activities as stipulated in the Trust or Partnership agreements. Cash in the Consolidated Trusts and Partnerships is not available to fund the general liquidity needs of the Group.

Restricted cash also includes cash deposited with banks as collateral for borrowings from the respective banks. Restriction on the use of such cash and the interest earned thereon is imposed by the banks and remains effective throughout the terms of the borrowings. See Note 8.

Accounts receivable and contract assets, net

(l)   Accounts receivable and contract assets, net

Accounts receivable and contract assets consist of accounts receivable and contract assets from the facilitation and post-origination service in relation to loans facilitated under both Direct and Intermediary Models. Contract assets represent the Group’s right to consideration in exchange for facilitation services that the Company has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that they will collect substantially all of the consideration to which it will be entitled in exchange for the services transferred to the customer. The general life time of accounts receivable and contract assets lasts no more than 12 months.

Accounts receivable and contract assets from facilitation service is stated at the historical carrying amount net of write-offs and allowance for credit losses. The Group establishes an allowance for credit losses in accordance with ASC 326 based on estimates, historical experience of net default rates, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors surrounding the credit risk of customers. The profile of the borrowers is similar under each product therefore the Group applies a consistent credit risk management framework to the entire portfolio of borrowers under each product. For individual customers where there is an observable indicator of impairment such as fraud, a specific allowance is provided. The Group also constantly monitor the financial condition and evaluates the credit quality of certain institutional funding partners and external financing guarantee companies from which the Group’s service fees are collected directly or indirectly. The Group evaluates and adjusts its allowance for credit losses for accounts receivable and contract assets on a quarterly basis or more often as necessary. Uncollectible accounts receivable or contract assets are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when accounts receivable or contract assets are deemed uncollectible.

The following table presents the accounts receivable and contract assets from facilitation and post-origination as of December 31, 2020 and 2021, respectively:

	Accounts
	receivable	Accounts
	from	receivable from	Accounts
	facilitation	post-origination	receivable from	Allowance for
As of December 31, 2020	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	422,694,249	1,897,119	9,160,182	(37,529,193)	396,222,357
Xiaoying Revolving Loan	14,438,096	1,295,993	2,503,149	(1,152,487)	17,084,751
Total	437,132,345	3,193,112	11,663,331	(38,681,680)	413,307,108

	Accounts	Accounts
	receivable	receivable	Accounts
	and contract	and contract	receivable
	assests from	assests from	and contract
	facilitation	post-origination	assests from	Allowance for
As of December 31, 2021	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	189,556,149	2,468,496	26,080,407	(8,092,404)	210,012,648
Contract assests:
Xiaoying Credit Loan	529,311,240	25,931,783	—	(17,775,553)	537,467,470
Total	718,867,389	28,400,279	26,080,407	(25,867,957)	747,480,118

.	Accounts	Accounts
	receivable	receivable	Accounts
	and contract	and contract	receivable
	assests from	assests from	and contract
	facilitation	post-origination	assests from	Allowance for
As of December 31, 2021	services	services	financing income	credit losses	Total
	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	29,745,496	387,361	4,092,585	(1,269,875)	32,955,567
Contract assests:
Xiaoying Credit Loan	83,060,484	4,069,263	—	(2,789,372)	84,340,375
Total	112,805,980	4,456,624	4,092,585	(4,059,247)	117,295,942

The following tables present the aging of accounts receivable as of December 31, 2020 and 2021 respectively. The Group charges off accounts receivable overdue more than 60 days.

As of December 31, 2020
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	426,728,851	3,680,132	3,342,567	433,751,550
Xiaoying Revolving Loan	16,016,508	986,663	1,234,067	18,237,238
Total	442,745,359	4,666,795	4,576,634	451,988,788

As of December 31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	205,943,964	6,352,735	5,808,353	218,105,052
Total	205,943,964	6,352,735	5,808,353	218,105,052

As of December 31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	32,317,102	996,883	911,457	34,225,442
Total	32,317,102	996,883	911,457	34,225,442

The following tables present the movement of provision for accounts receivable and contract assets as of December 31, 2019 and in the allowance for credit losses for accounts receivables and contract assets as of December 31, 2020 and 2021:

		Provision for
	As of	accounts receivable	Charge-off for	As of
	January 1,	(net of recovery)	accounts	December 31,
	2019	(1)	receivable	2019
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	206,575,845	230,589,301	(252,080,117)	185,085,029
Xiaoying Revolving Loan	—	10,303,996	(2,479,118)	7,824,878
Xiaoying Housing Loan	119,616	—	(119,616)	—
Internet Channel	133,707	—	(133,707)	—
Other products	14,384,158	293,526	(14,677,684)	—
Total	221,213,326	241,186,823	(269,490,242)	192,909,907

	As of		Provision for	Charge-off for	As of
	January 1,	Adoption of ASU	accounts receivable	accounts	December 31,
	2020	2016-13	(net of recovery) (1)	receivable	2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	185,085,029	11,480,592	112,833,743	(271,870,171)	37,529,193
Xiaoying Revolving Loan	7,824,878	811,579	11,883,737	(19,367,707)	1,152,487
Internet Channel	—	3,232,265	(3,232,265)	—	—
Total	192,909,907	15,524,436	121,485,215	(291,237,878)	38,681,680

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2021	(1)	contract assets	2021
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	37,529,193	46,512,298	(75,949,087)	8,092,404
Xiaoying Revolving Loan	1,152,487	1,612,419	(2,764,906)	—
Contract assests:
Xiaoying Credit Loan	—	29,123,093	(11,347,540)	17,775,553
Total	38,681,680	77,247,810	(90,061,533)	25,867,957

		Provision for	Charge-off for
	As of	accounts receivable	accounts	As of
	January 1,	and contract assets	receivable and	December 31,
	2021	(net of recovery) (1)	contract assets	2021
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	5,889,150	7,298,794	(11,918,069)	1,269,875
Xiaoying Revolving Loan	180,850	253,024	(433,874)	—
Contract assests:
Xiaoying Credit Loan	—	4,570,049	(1,780,677)	2,789,372
Total	6,070,000	12,121,867	(14,132,620)	4,059,247
(1)	The recoveries of charge-off of accounts receivables and contract assets amounted to RMB3,690,460, RMB4,243,262 and RMB850,597 (US$133,477) during the year ended December 31, 2019, 2020 and 2021, respectively.

Loans held for sale

(m)Loans held for sale

From time to time, the Group provides credits to borrowers through an intermediary first to enhance borrowers’ service satisfaction and transfers the loans to third party investors or institutional funding partners on its platform immediately thereafter (typically within a short period of time). These loans are accounted for as held for sale at lower of cost or fair value, as the Group has a clear marketing plan to transfer these loans to external investors or institutional funding partners and does not have intention to hold loans for the foreseeable future. During the period presented, the direct origination costs were inconsequential and were expensed as incurred. As at December 31, 2019, the Group reclassified loans held for sale to loans receivables from Xiaoying Credit Loans and Xiaoying Revolving loans after reassessing its intent and ability to transfer these loans.

Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans includes those loans that the Group acquired from unaffiliated third parties who were the initial lenders of such loans. The Group believes that acquiring loans from unaffiliated third parties is not prohibited under the Interim Measures on Administration of Business Activities of Online Lending Information Intermediaries (the “Interim Measures”) because the Interim Measures prohibit an online finance information intermediary from providing its own funds to borrowers on the platform directly but do not prohibit an online finance information intermediary acquiring loans from others. The Group acquired loans from unaffiliated third parties who were the initial lenders of such loans in 2020 and 2021. As of December 31, 2020 and 2021, such loans had a weighted average term of 10~11 months and a remaining weighted average term of 7 ~ 8 months, respectively. The loans were initially recognized as “Loans held for sale” as the Group did not have intention to retain such loans. The loans were not covered by any credit enhancement from qualified institutional partners. And the Group had no ability to transfer out the loans without recourse to the Group due to the illiquid market. Therefore, as of December 31,2019, the Group reclassified loans held for sale to loans receivables from Xiaoying Credit Loans and Xiaoying Revolving loans after reassessing its ability to transfer these loans. The cash flows related to the origination and transfer of these loans are presented as “Origination of loans held for sale” and “Sale of loans held for sale”, respectively, within operating cash flows in the consolidated statement of cash flows.

Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans, net

(n)Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans, net

For those loans that the Group provides credits to borrowers using its own fund and has intention to hold for the foreseeable future, or has no intention to hold but fail to have certain marketing plans to transfer, or those transfer of loans that fails to meet to criteria of true sale under ASC 860 (see accounting policy under “Sale and Transfers of Financial Instruments”), they are accounted for as loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans at amortized cost. As of December 31, 2020 and 2021, loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans amounted to RMB1,236,026,461 and RMB2,484,072,931(US$389,805,249) respectively. The general life time of Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans lasts no more than 12 months. For the loans that were unable to be transferred to external investors or institutional funding partners in a transaction that fails to meet to the criteria of true sale under ASC 860, the corresponding considerations received from the institutional funding partners were recorded in “Payable to institutional funding partners” in the consolidated balance sheet. The considerations received by the Group were determined based on the outstanding loan balances on the transaction dates. As the Group entitles them to receive a fixed interest rate in the loans which the institutional funding partners purchased, an accrued interest expenses payable to them was also recorded in “Payable to institutional funding partners” in the consolidated balance sheet.

Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans are stated at the historical carrying amount net of write-offs and allowance for credit losses. The Group establishes an allowance for credit losses in accordance with ASC 326 based on estimates, historical experience of net default rates, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors surrounding the credit risk of customers. The profile of the borrowers is similar under each product therefore the Group applies a consistent credit risk management framework to the entire portfolio of borrowers under each product. For individual customers where there is an observable indicator of impairment such as fraud, a specific allowance is provided. The Group evaluates and adjusts its allowance for credit losses for loans receivables on a quarterly basis or more often as necessary. Uncollectible loans receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when loans receivables are deemed uncollectible.

The Group excluded the accrued interest receivable balance from the disclosed amortized cost basis, amounting to RMB26,080,407(US$4,092,585) as of December 31, 2021. The accrued interest receivables were recorded in Accounts receivables in the consolidated balance sheet. The Group does not measure the allowance for credit losses for accrued interest receivables as the Group writes off the uncollectable accrued interest receivables when the corresponding Loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans are written off. In 2020 and 2021, the Group charges off Loan receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans overdue more than 60 days.

The following table presents the loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans originated and retained by the Company as of December 31,2020 and 2021, respectively:

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2020	Loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	1,027,762,930	(70,615,780)	957,147,150
Xiaoying Revolving Loan	310,819,315	(31,940,004)	278,879,311
Total	1,338,582,245	(102,555,784)	1,236,026,461

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2021	Loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	2,537,161,361	(54,725,057)	2,482,436,304
Xiaoying Revolving Loan	2,247,311	(610,684)	1,636,627
Total	2,539,408,672	(55,335,741)	2,484,072,931

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2021	Loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	398,135,982	(8,587,555)	389,548,427
Xiaoying Revolving Loan	352,652	(95,830)	256,822
Total	398,488,634	(8,683,385)	389,805,249

The following tables present the movement of provision for loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans as of December 31, 2020 and 2021, respectively:

			Provision for loans
			receivable
			from Xiaoying Credit
			Loans and Revolving
	As of December	Adoption of ASU	Loans (net of		As of December
	31, 2019	2016-13	recovery) (1)	Charge-off	31, 2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	—	—	74,934,783	(4,319,003)	70,615,780
Xiaoying Revolving Loans	24,709,468	4,205,046	152,275,243	(149,249,753)	31,940,004
Total	24,709,468	4,205,046	227,210,026	(153,568,756)	102,555,784

		(Reversal of)
		provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	Revolving Loans (net of		As of December 31,
	2020	recovery) (1)	Charge-off	2021
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	70,615,780	80,823,776	(96,714,499)	54,725,057
Xiaoying Revolving Loans	31,940,004	(4,428,608)	(26,900,712)	610,684
Total	102,555,784	76,395,168	(123,615,211)	55,335,741

		(Reversal of)
		provision for loans
		receivable from
		Xiaoying Credit Loans and
	As of December 31,	Revolving Loans (net of		As of December 31,
	2020	recovery) (1)	Charge-off	2021
	US$	US$	US$	US$
Xiaoying Credit Loans	11,081,156	12,683,014	(15,176,615)	8,587,555
Xiaoying Revolving Loans	5,012,084	(694,945)	(4,221,309)	95,830
Total	16,093,240	11,988,069	(19,397,924)	8,683,385
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans amounted to RMB11,249,305 and RMB8,803,265(US$1,318,424) during the years ended December 31, 2020 and 2021, respectively.

The following table presents the aging of loans receivable from Xiaoying Credit Loans and Revolving Loans as of December 31, 2020 and 2021, respectively:

As of December
31, 2020
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	1,012,188,463	10,394,739	5,179,728	1,027,762,930
Xiaoying Revolving Loans	294,056,208	9,930,164	6,832,943	310,819,315
Total	1,306,244,671	20,324,903	12,012,671	1,338,582,245

As of December
31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	2,514,735,264	13,800,724	8,625,373	2,537,161,361
Xiaoying Revolving Loans	2,241,915	—	5,396	2,247,311
Total	2,516,977,179	13,800,724	8,630,769	2,539,408,672

As of December
31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loans	394,616,838	2,165,635	1,353,509	398,135,982
Xiaoying Revolving Loans	351,805	—	847	352,652
Total	394,968,643	2,165,635	1,354,356	398,488,634

Loans and payable to investors of Consolidated Trusts

(o)Loans and payable to investors of Consolidated Trusts

The Group has elected the fair value option for the loan assets and liabilities of the Consolidated Trusts that otherwise would not have been carried at fair value. Such election is irrevocable and is applied to financial instruments on an individual basis at initial recognition. The Group estimates the fair value of loans and payable using a discounted cash flow valuation methodology by discounting the estimated future net cash flows using an appropriate discount rate. The future net cash flows are estimated based on contractual cash flows, taking into consideration of estimated delinquency rate, prepayment rate and collection rate of the loans, and the pre-determined Rate of the Group’s guarantee exposure for certain products. Loans and payable to investors of Consolidated Trusts are recorded as “Loans at fair value” and “Payable to investors at fair value” in the consolidated balance sheet. Changes in fair value of loans and payable to investors are reported net as recorded in “Fair value adjustments related to Consolidated Trusts” in the consolidated statement of comprehensive income. See Note 3 for further disclosure on financial instruments of the Consolidated Trusts for which the fair value option has been elected.

Loan receivable from Xiaoying Housing Loans, net

(p)Loan receivable from Xiaoying Housing Loans, net

The Group directly or indirectly guarantees on borrowers’ defaults to the investors or institutional funding partners of Xiaoying Housing Loan products and obtains a collateral right from the borrowers for such guarantees. The collaterals include apartments, houses and properties, which can fully cover the underlying loan principle and interest. Upon default of the loan, the Group compensates the investor or ZhongAn for defaulted loan principal and interest and obtains the creditor’s right of the underlying loan. The payout amount in relation to the original guarantee provision provided at loan inception was recorded as a deduction of guarantee liability, reflected in net payouts in the guarantee liabilities rollforward. The remaining payout amount in relation to the acquisition of the creditor’s right of the underlying loan is recorded as loan receivable upon payment of compensation in “Loan receivable from Xiaoying Housing Loans” in the consolidated balance sheets as the collection cycle typically will be more than one year. No loan receivables are recorded at loan inception.

Loan receivable from Xiaoying Housing Loans is recorded based on the present value of the expected amount to be collected from the exercise of the collateral right. Given the deterioration of the credit related to those loans upon acquisition, the Group determined that those loans are in non-accrual status and should only recognize related service and penalty fees upon cash received in other revenues.

Allowance for loan receivable is established through periodic charges to the provision for loan receivable when the Group believes that the future collection of defaulted loan principal and interest is unlikely. Allowance for credit losses for loan receivables from Xiaoying Housing loans is also recognized when the fair value is below the original recorded present value of the expected amount to be collected. In order to accelerate the collection process, the Group transferred the creditor rights of certain defaulted loans as well as the underlying collateral right to third party companies at a discount in 2019, 2020 and 2021. The discounted amount was recorded as an allowance for loan receivables which represent the amount that the Group expects not able to collect from the proceedings. In addition, the Group also recorded an allowance for the remaining outstanding loans not transferred benchmarked to the discounted amount. The Group also institutes proceedings to collect the payout amount from collaterals. Uncollectible loan receivable from Xiaoying Housing Loans is written off when a settlement is reached for an amount that is less than the outstanding historical balance or when loan receivables are deemed uncollectible.

The outstanding balance of loan receivable from Xiaoying Housing Loans were RMB47,490,437 and RMB12,083,317 (US$1,896,136)as of December 31, 2020 and 2021, respectively. The contractually required payments that are receivable for loans acquired during 2020 and 2021 were RMB14,165,030 and nil, respectively. The outstanding undiscounted balance including the principal, interest, fees, penalties under Xiaoying Housing Loans receivable were RMB129,940,425 and RMB121,854,733(US$19,121,667), as of December 31, 2020 and 2021, respectively.

The following tables presents the movement in provision for loans receivable from Xiaoying Housing Loans for the years ended December 31, 2020 and 2021.

	Provision for Loans Receivable
As of December 31, 2019	from Xiaoying Housing Loans	Charge-off	As of December 31, 2020
RMB	RMB	RMB	RMB
48,211,512	17,993,570	(66,205,082)	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2020	from Xiaoying Housing Loans	charge-off	As of December 31, 2021
RMB	RMB	RMB	RMB
—	(377,559)	377,559	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2020	from Xiaoying Housing Loans	charge-off	As of December 31, 2021
US$	US$	US$	US$
—	(59,247)	59,247	—

The following tables presents the aging of Loan receivables from Xiaoying Housing Loans as of December 31, 2020 and 2021, respectively:

As of December 31, 2020	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	3,043,453	8,691,640	35,755,344	47,490,437

As of December 31, 2021	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	1,392,439	10,690,878	12,083,317

As of December 31, 2021	Over due	Over due	Over due
Aging	1 – 2 years	2 – 3 years	over 3 years	Total
	US$	US$	US$	US$
Xiaoying Housing Loans	—	218,504	1,677,632	1,896,136

Short-term investment

(q)Financial investments

The Group classifies certain financial assets such as financial products issued by banks expected to be realized in cash with highly liquid as financial investments. Those financial assets were accounted as fair value. Interest income, related realized and unrealized gains and losses are included in earnings. The Group regularly evaluates its financial investments for impairment or when events or changes in circumstances indicate that it might be impaired.

Financial investments also include investments in the Venture Capital funds (“VC funds”). The Group elected to use the measurement alternative to measure these investments at cost minus impairment, because their fair value is not readily determinable and do not qualify for the NAV practical expedient according to ASC topic 321, Investment-Equity Securities.

Deposits to institutional cooperators, net

(r)Deposits to institutional cooperators, net

Starting from November 2019, the Group enter into a series of deposit arrangements with financing institutional cooperators, such as insurance company and financing guarantee company. The Group is required to pay deposits to those financial institutional cooperators monthly or in accordance with an agreed payment schedule. The amount of deposit is separately agreed with each institutional cooperator, usually calculated by multiplying the outstanding loan balance on the reconciliation date by an agreed percent rate (“the standard amount “). The agreed percent rate may be adjusted from time to time. If the balance of the deposits exceeds the standard amount or supplementary payment of deposit is needed, the financial institutional cooperators shall refund the excess part to the Group or the Group shall make supplementary payment of deposit in accordance with an agreed payment schedule.

Deposits to institutional cooperators is stated at the historical carrying amount net of write-offs and allowance for credit losses. The Group establishes an allowance based on estimates, the current and expected default rates, insurance premium/guarantee fee, the historical pay-out amounts, the outstanding loan balances, the forecasted loan facilitation amounts and the credit risk of institutional cooperators. The Group evaluates and adjusts its allowance for deposits to institutional cooperators on a quarterly basis or more often as necessary. Deposits to institutional cooperators are written off when deposits are deemed uncollectible. Deposits to institutional cooperators are recorded as current assets because the term of the underlying loan assets was 12 months or less. As of December 31, 2021, all deposits are refundable and none of them passed the original due date.

Property and equipment, net

(s)Property and equipment, net

Furniture and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Gains and losses from the disposal are included in ‘Other income (loss), net’.

Intangible assets

(t)Intangible assets

Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective asset, which varies from 1 to 10 years.

Intangible assets with an indefinite useful life represent the insurance broker license purchased during 2018 and insurance sale on line license authorized in 2019, See Note 7. Intangible assets with an indefinite life is not amortized and is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Impairment of long-lived assets

(u)Impairment of long-lived assets

Long-lived assets including intangible assets with definite lives, are assessed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC 360, Property, Plant and Equipment. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group measures the carrying amount of long-lived assets against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. No impairment loss was recognized for the years ended December 31, 2019, 2020 and 2021. Intangible assets with an indefinite useful life are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired accordance with ASC subtopic 350-30, Intangibles-Goodwill and Other: General Intangibles Other than Goodwill (“ASC 350-30 “).

Long-term investments

(v)Long-term investments

The Group accounts for long-term investments using either the cost or equity method of accounting depending upon whether the Group has the ability to exercise significant influence over investments. As part of this evaluation, the Group considers the participating and protective rights in the investments as well as its legal form.

The Group uses the equity method of accounting for the long-term investments when the Group has the ability to significantly influence the operations or financial activities of the investee. The Group record the equity method long-term investments at historical cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments.

The Group records the cost method long-term investments at historical cost and subsequently record any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. Long-term investments of the Group consist of five equity investments of PRC private companies.

Deposit payable to channel cooperators

(w)Deposit payable to channel cooperators

The Group co-operates with selected Fintech and other financial companies by connecting the borrowers referred by those companies to investors on the Group’s platform. As part of the arrangements, the selected companies also provide credit enhancements on the loans facilitated to the borrowers referred by them and are required to pay a certain amount of cash as deposit to the Group, from which the Group is entitled to deduct if they fail to compensate the defaulted loans on a timely basis. Any remaining balance of the deposit is released upon expiry of the co-operation agreements. As of December 31, 2020 and 2021 the total deposit amount that the Group received from Fintech and other financial companies were RMB21,472,235 and RMB21,012,235 (US$3,297,278) respectively.

Employee defined contribution plan

(x)Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred were RMB53,997,224 , RMB28,891,339 and RMB35,601,429(US$5,586,641) for the years ended December 31, 2019, 2020 and 2021 respectively.

Advertising cost

(y)Advertising cost

Advertising costs are expensed as incurred in accordance with ASC 720-35 Other Expense—Advertising costs. Advertising costs were RMB64,357,939,RMB25,594,249 and RMB7,395,353 (US$1,160,492) for the years ended December 31, 2019, 2020 and 2021 respectively. Advertising costs are included in sales and marketing expense in the consolidated statements of comprehensive income (loss).

Origination and servicing expense

(z)Origination and servicing expense

Origination and servicing expense consists primarily of variable expenses and vendor costs, including labor costs, costs related to credit assessment, borrower acquisitions, payment processing services, fees paid to third party collection agencies, as well as interest expense paid to institutional investors and institutional funding partners of the Consolidated Trusts and Partnerships.

Income taxes

(aa)Income taxes

Current taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred taxes are provided using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax return. Under this method, deferred tax assets and liabilities are recognized for the differences between financial statement carrying amount and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are then evaluated to determine the extent to which they are more likely than not to be realized. In making such a determination, management considers all positive and negative evidence, including future reversals of existing taxable temporary differences and projected future taxable income exclusive of reversing temporary differences and carryforwards. Deferred tax assets are then reduced by a valuation allowance to the amount, in the opinion of management, that is more like than not to be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon settlement. Interest and penalties on income taxes are classified as a component of income taxes.

Value added taxes ("VAT")

(ab)Value added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% and 13% given that they are classified as general tax payers and at the rate of 3% as certain Consolidated Trusts and Consolidated Partnerships of the Group are classified as small-scale tax payers. VAT is reported as a deduction to revenue when incurred and amounted to RMB231,454,037 , RMB197,016,590 and RMB228,029,948(US$35,782,875) for the years ended December 31, 2019, 2020 and 2021 respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the consolidated balance sheets.

Segment information

(ac)Segment information

The Group uses management approach to determine operation segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”)for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

All of the Group’s revenue for the years ended December 31, 2019, 2020 and 2021 were generated from the PRC. As of December 31, 2019, 2020 and 2021, all of long-lived assets of the Group were located in the PRC.

As the Group generates all of its revenues in the PRC, no geographical segments are presented.

Leases

(ad)Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term. The ROU assets were recorded as “Other non-current assets”, and the current and non-current portions of the lease liabilities were recorded as “Accrued expenses and other current liabilities” and “Other non-current liabilities” in the Consolidated Balance Sheets.

As of December 31, 2020 and 2021, the Group recognized operating lease ROU assets of RMB45,217,671 and RMB25,199,346 (US$3,954,327), total lease liabilities RMB44,486,728 and RMB24,350,514 (US$3,821,127), including current portion of RMB16,871,785 and RMB12,331,166 (US$1,935,029) for operating leases.

The Group’s operating leases mainly related to office facilitates. As of December 31 2021, the weighted average remaining lease term was 1.38 years and the weighted average discount rate was 6.2% for the Group’s operating leases.

Operating lease cost for the year ended 31 December, 2021 was RMB17,943,753(US$2,815,766), which excluded cost of short-term contracts. Short-term lease cost for the year ended 31 December, 2021 was insignificant. For the year ended 31 December, 2021, no lease cost for operating or finance leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	As of December 31, 2021
	RMB	US$
Cash payments for operating leases	20,298,560	3,185,287
ROU assets obtained in exchange for operating lease liabilities	—	—

Future lease payments under operating leases as of December 31, 2021 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2022	17,559,142	2,755,413
2023	4,753,618	745,946
2024	4,844,256	760,169
2025 and thereafter	3,503,856	549,831
Total future lease payments	30,660,872	4,811,359
Less: Imputed interest	6,310,358	990,232
Total lease liability balance	24,350,514	3,821,127

As of December 31, 2021, additional operating leases that have not yet commenced were immaterial.

Net income (loss) per share

(ae)Net income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Share-based compensation

(af)Share-based compensation

Share-based payment transactions with employees, such as stock options and restricted stocks, are measured based on the grant date fair value of the awards, with the resulting expense generally recognized on a straight-line basis in the consolidated statements of income over the period during which the employee is required to perform service in exchange for the award.

Certain risks and concentrations

(ag)Certain risks and concentrations

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, financial investments, accounts receivable and contract assets, deposits to institutional cooperators, loans receivables and loans at fair value.

The Group’s investment policy requires cash and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

Financial investments that potentially subject the Group to credit risk mainly consist of investments in VC funds. The Group limits its exposure to credit risks associated with financial instruments by regularly conducting a credit review of the funds and their underlying investments.

Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable and contract assets is mitigated through the Group’s consistent credit risk management framework to the entire portfolio of loans in accordance with ASC 450-20. The Group also constantly monitor the financial condition and evaluates the credit quality of certain institutional funding partners and external financing guarantee companies from which the Group’s service fees are collected.

Deposits to institutional cooperators are placed with financial institutional cooperators. The Group regularly monitors the financial condition and evaluates the credit quality of each institutional cooperator.

Credit of loans receivables and loans at fair value is controlled by the application of credit approval, limit and monitoring procedures.

No investor represented greater than 10% or more of the total net revenues for the years ended December 31, 2019, 2020 and 2021.

There were no and two contract assets due from institutional funding partner and financing guarantee company that individually accounted for greater than 10% of the Group's carrying amount of accounts receivable and contract assets as of December 31, 2020 and 2021, respectively.

	As of December 31,	As of December 31,
	2020	2021
Financing guarantee company A	Nil	15.5%
Institutional funding partner B	Nil	11.0%

As of December 31, 2020 and 2021, three and two institutional cooperators accounted for more than 10% of the Group's deposits to institutional cooperators, respectively.

	As of December 31,	As of December 31,
	2020	2021
Institutional cooperator A	43.9%	30.7%
Institutional cooperator B	*	23.1%
Institutional cooperator C	17.5%	*
Institutional cooperator D	14.6%	*

* Less than 10%.

The Company manages current payment risk of guarantee liabilities / financial guarantee derivative through a self-developed risk management model. The rating scale of risk management model takes into account factors such as identity characteristics, credit history, payment overdue history, payment capacity, behavioral characteristics and online social network activity. As of December 31, 2021, substantially all of the loans facilitated by the Group were insured/guaranteed by external insurance company or financing guarantee companies.

Credit losses

(ah)Credit losses

In June 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326). The ASU introduced a new credit loss methodology, the current expected credit losses (CECL) methodology, which requires earlier recognition of credit losses while also providing additional disclosure about credit risk. The Group adopted the ASU as of January 1, 2020, which resulted in an increase in the Group’s Allowance for credit losses (ACL) and a decrease to opening Retained earnings, net of deferred income taxes, at January 1, 2020.

The CECL methodology utilizes a lifetime “expected credit loss” measurement objective for the recognition of credit losses for loans, receivables and other financial assets measured at amortized cost at the time the financial asset is originated or acquired. The ACL is adjusted each period for changes in expected lifetime credit losses. The CECL methodology represents a significant change from prior U.S. GAAP and replaced the prior multiple existing impairment methods, which generally required that a loss be incurred before it was recognized. Within the life cycle of a loan or other financial asset, the methodology generally results in the earlier recognition of the provision for credit losses and the related ACL than prior U.S. GAAP.

The CECL methodology’s impact on expected credit losses, among other things, reflects the Group’s view of the current state of the economy, forecasted macroeconomic conditions and the Group’s portfolios. The CECL methodology also applies to certain off-balance sheet credit exposures, such as financial guarantees not accounted for as derivatives. The financial guarantees provided for the Group’s off-balance sheet loans accounted for under ASC 460 are in the scope of ASC 326 and subject to the CECL methodology.

At the January 1, 2020 date of adoption, based on forecasts of macroeconomic conditions and exposures at that time, the aggregate impact to the Group was an approximate RMB22.99 million, or an approximate 8.03%, pre tax increase in the Allowance for credit losses, along with a RMB17.24 million after-tax decrease in Retained earnings and a deferred tax asset increase of RMB5.75 million. This transition impact reflects (i) a RMB11.64 million build to the Allowance for credit losses for the Group’s accounts receivable and contract assets; (ii) an increase of RMB3.15 million of Allowance for credit losses for the Group’s loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans; (iii) an increase of RMB2.10 million of Allowance for credit losses for the Group’s earnings rights associated with loan assets; (iv) an increase of RMB0.12 million of cash and equivalents; and (v) an increase of RMB0.22 million of guarantee liabilities.

Under the CECL methodology, the Allowance for credit losses is model based and utilizes a forward-looking macroeconomic forecast in estimating expected credit losses. The model of the Allowance for credit losses would be considers (i) the uncertainty of forward-looking scenarios based on the likelihood and severity of a possible recession as another possible scenario; (ii) certain portfolio characteristics, such as portfolio concentration and collateral coverage; and (iii) model limitations as well as idiosyncratic events.

Impact of COVID-19

(ai)Impact of COVID-19

The Company’s results of operations have been adversely affected by the COVID-19 which harms the Chinese and global economy in general in 2020. In the early onset of the third quarter of 2020, the Group’s business was already on track for a steady recovery. In July 2020, the Group’s total loan facilitation amount was back to the level in January 2020 before COVID-19, and so were the delinquency rates for outstanding loans. In 2021, the Group’s operational and financial results continued to show progress against the Group’s strategic objectives. The Company has also provided additional credit losses for accounts receivable and contract assets, other current assets and loans receivables in 2020 and 2021, due to the impact of COVID-19, other economic conditions and other factors. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of COVID-19, possibility of a second wave in China, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in user behavior, especially on internet usage due to the prolonged impact of COVID-19, the actions taken by government authorities, particularly to contain the outbreak, stimulate the economy to improve business condition, almost all of which are beyond the Company’s control. As a result, certain of the Company’s estimates and assumptions, including the allowance for credit losses, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods.

Revisions of prior year

(aj)Revisions of prior year

In 2020, the Company identified certain amount should have been excluded from both origination and collection of loan principals related to Consolidated Trusts for the year ended December 31, 2019. As a result, the additional information about Level 3 loans and payable to investors measured at fair value, and “Principal payment of loans at fair value” and “Principal collection of loans at fair value” in the cash flows from investing activities of consolidated statement of cash flows for 2019 have been revised accordingly to reflect the immaterial error, which did not affect loans at fair value, payable to investors at fair value, cash and cash equivalent, cash flows from investing activities, or any other subtotal on the accompanying consolidated statement of cash flows.

Recent accounting pronouncements

(ak)Recent accounting pronouncements

In May 2021, the FASB issued Accounting Standards Update 2021-04—Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The FASB is issuing this Update to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. The amendments in this Update are effective for all entities for fiscal years beginning July 1, 2022, including interim periods within those fiscal years. The Group is currently evaluating the impact of this new guidance on the consolidated financial statements but does not expect this guidance will have a material impact on its consolidated financial statements.

Translation into United States Dollars

(al)Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.3726, on December 31, 2021, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2021, or at any other rate.